Members' Deficit (Tables) - Manscaped Holdings, LLC [Member] - Member Deficit [Member]	12 Months Ended
Dec. 31, 2020
Members' Deficit (Tables) [Line Items]
Schedule of basic and diluted net loss per unit
	Years Ended December 31,
	2020	2019
Numerator (in thousands):
Net loss	$(54,177)	$(21,360)
Less: deemed dividend on Series A-1 preferred units and amortization of beneficial conversion feature	(2,131)	—
Net loss attributable to common unit holders – basic and diluted	$(56,308)	$(21,360)
Denominator:
Weighted-average number of units outstanding – basic and diluted	6,400,000	6,400,000
Net loss per unit – basic and diluted	$(8.80)	$(3.34)

Schedule of weighted-average number of potentially dilutive units
	December 31,
	2020	2019
Incentive units	17,778,671	8,798,772
Series A preferred units, if-converted basis	7,574,745	—
Convertible debt, if-converted basis	783,777	4,980,847
Total	26,137,193	13,779,619